FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Summary of fair value of assets and liabilities measured at fair value
The following table provides a summary of the fair values of assets and liabilities measured at fair value (rounded to the nearest thousands):

June 30, 2016:

	Level 1	Level 2	Level 3	Total

Liability
Warrant liabilities	$-	$-	$(280,000)	$(280,000)
Total liability, at fair value	$-	$-	$(280,000)	$(280,000)

December 31, 2015:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreements	$-	$-	$(223,000)	$(223,000)
Warrant liabilities	-	-	(56,000)	(56,000)
Convertible debenture conversion derivative liability	-	-	(6,000)	(6,000)
Total liability, at fair value	$-	$-	$(285,000)	$(285,000)

The following table provides a summary of the fair values of assets and liabilities measured at fair value:

December 31, 2015:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreements	$-	$-	$(223,000)	$(223,000)
Warrant liabilities	-	-	(56,000)	(56,000)
Convertible debenture conversion derivative liability	-	-	(6,000)	(6,000)
Total liability, at fair value	$-	$-	$(285,000)	$(285,000)

December 31, 2014:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreement	$-	$-	$(40,000)	$(40,000)
Warrant liabilities	-	-	(394,000)	(394,000)
Convertible debenture conversion derivative liability	-	-	(1,249,000)	(1,249,000)
Total liability, at fair value	$-	$-	$(1,683,000)	$(1,683,000)

Summary of changes in fair value of Level 3 financial assets and liabilities
The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of June 30, 2016 and 2015:

	Conversion derivative liability	Bristol/ Heartland/SOS warrant liability	Incentive bonus	Total

Balance at January 1, 2016	$(6,000)	$(56,000)	$(223,000)	$(285,000)
Additional liability	-	(164,000)	-	(164,000)
Change in fair value of liability	(37,000)	(60,000)	223,000	126,000
Converted to equity	43,000	-	-	43,000
Balance at June 30, 2016	$-	$(280,000)	$-	$(280,000)

		Bristol/
	Conversion	Heartland
	derivative	warrant	Incentive
	liability	liability	bonus	Total

Balance at January 1, 2015	$1,249,000	$394,000	$40,000	$1,683,000
Additional liability	-	56,000	149,000	205,000
Change in fair value of liability	274,000	266,000	42,000	582,000
Balance at June 30, 2015	$1,523,000	$716,000	$231,000	$2,470,000

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of December 31, 2015 and 2014:

	Conversion derivative liability	Bristol/ Heartland warrant liability	Incentive bonus	Total

Balance at January 1, 2015	$1,249,000	$394,000	$40,000	$1,683,000
Additional liability	-	56,000	149,000	205,000
Change in fair value of liability	(1,243,000)	(394,000)	34,000	(1,603,000)
Balance at December 31, 2015	$6,000	$56,000	$223,000	$285,000

	Conversion derivative liability	Bristol warrant liability	Incentive bonus	Total

Balance at January 1, 2014	$605,000	$-	$145,000	$750,000
Additional liability	-	965,000	-	965,000
Change in fair value of liability	5,527,000	(571,000)	(105,000)	4,851,000
Reclassification from liability to equity	(4,883,000)	-	-	(4,883,000)
Balance at December 31, 2014	$1,249,000	$394,000	$40,000	$1,683,000